Commitments (Details 1) - USD ($)													9 Months Ended	12 Months Ended
	Jul. 28, 2016	Jun. 23, 2016	Jun. 14, 2016	Apr. 05, 2016	Dec. 07, 2015	Oct. 03, 2015	Oct. 03, 2015	Sep. 10, 2015	May 16, 2015	May 01, 2015	Mar. 26, 2015	Jan. 14, 2015	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
President and Chief Executive Officer [Member]
Other Commitments [Line Items]
Annual base salary													$ 125,000
President [Member]
Other Commitments [Line Items]
Accrued officer's compensation			$ 55,601	$ 50,400					$ 120,000	$ 87,781			57,155	$ 115,131
Annual base salary														125,000
Share-based Compensation, Gross				56,000					100,000
Purchase price per share				$ 0.90					$ 1.20
Vice-President and Secretary [Member]
Other Commitments [Line Items]
Annual base salary													100,000	100,000
Vice President [Member]
Other Commitments [Line Items]
Accrued officer's compensation	$ 2,700	$ 32,000			$ 2,500		$ 3,200	$ 2,000			$ 33,000		141,122	137,905
Controller [Member]
Other Commitments [Line Items]
Accrued officer's compensation												$ 25,000	$ 169,000	136,798
Purchase price per share															$ 80,000
Employment Agreements [Member] | President and Chief Executive Officer [Member]
Other Commitments [Line Items]
Annual base salary														125,000
Employment Agreements [Member] | President [Member]
Other Commitments [Line Items]
Accrued officer's compensation									$ 120,000	$ 87,781				115,131	$ 310,464
Annual base salary														125,000
Share-based Compensation, Gross									100,000
Purchase price per share									$ 1.20
Employment Agreements [Member] | Vice-President and Secretary [Member]
Other Commitments [Line Items]
Annual base salary														100,000	100,000
Employment Agreements [Member] | Vice President [Member]
Other Commitments [Line Items]
Accrued officer's compensation					$ 2,500	$ 3,200		$ 2,000						137,905	171,575
Employment Agreements [Member] | Controller [Member]
Other Commitments [Line Items]
Accrued officer's compensation												$ 25,000		$ 136,798	155,883
Annual base salary															$ 80,000